Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other payable
Accrued expenses	¥ 5,817	¥ 5,913
Amount due to former VIE	15,374	16,047
Amount due to director	355	387
Other taxes payable	878	433
Other payable	¥ 22,424	¥ 22,780